Segment Information - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 Segment Customer	Mar. 31, 2017 Customer	Mar. 31, 2016 Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Number of major customers | Customer	3	3	3
Customer One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	15.30%	19.30%	20.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.50%	14.20%	14.10%
Customer Three [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	11.40%	10.30%	14.00%